Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Intangible Assets, Net [Abstract]
Amortization recognized	$ 112,049	$ 14,345	$ 137,358	$ 151,634